Financial risk management and fair value estimates (Details 3) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 564,787	$ 598,833
Agricultural Business [Member] | Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	56,223	41,732
Agricultural Business [Member] | Liquidity Risk [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6,779	6,040
Agricultural Business [Member] | Liquidity Risk [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	46,198	35,120
Agricultural Business [Member] | Liquidity Risk [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,984	343
Agricultural Business [Member] | Liquidity Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	262	229
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	28,974	23,535
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6,313	5,844
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	21,628	17,451
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	11	790
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	229	243
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15,601	7,010
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	123	44
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	14,944	6,966
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	515
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	19
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,318	9,564
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	188
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	9,041	2,279
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	335
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7,985	620
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	54	33
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	296	7,952
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		270
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,464	884
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	101	80
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	289	472
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,074	332
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total